Subordinated liabilities - Narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,477	$ 1,477	£ 1,890	£ 1,438
Redemption of subordinated debt	2,679		4,807	3,258
Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	1,000		£ 1,579	£ 158
8.407% Fixed Rate Resetting Callable Notes (GBP 1,000m), Due 2032 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,000
Interest rate	8.407%	8.407%
EUR floating rate notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 42
EUR floating rate notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5330400.00%	5330400.00%
USD Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 317
Redemption of subordinated debt	175
South African Rand notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	89
JPY floating rate notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	29
Subordinated liabilities, loans issued intra-group to Barclays PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	2,349
United States Dollar fixed rate notes | Fixed interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	88
GBP Undated Subordinated Loan Notes | Fixed interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	67
10% Fixed Rate Subordinated Notes, Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,275
GBP 10% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7625000.00%	7625000.00%
6% Fixed Rate Subordinated Notes (EUR 1,500m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 838
EUR 6% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6625000.00%	6625000.00%
10.179% Fixed Rate Subordinated Notes (USD 1,521m), Due 2021 | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 147
USD 10.179% Fixed Rate Subordinated Notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6860000.00%	6860000.00%
9.5% Subordinated Bonds (ex-Woolwich Plc), Due 2021 | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 42
Subordinated Floating Rate Notes (EUR 68m), Due 2040 | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 35
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%
6% Callable Perpetual Core Tier One Notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6000000.00%	6000000.00%
Redemption of subordinated debt	£ 12
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m), Due 2028 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	4.836%	4.836%
3.75% Resetting Subordinated Callable Note (SGD 200m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%
3.75% Resetting Subordinated Callable Notes (GBP 500m), Due 2030 | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.75%	3.75%
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m) | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.811%	3.811%
3.564% Resetting Subordinated Callable Notes | Fixed interest rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	3.564%	3.564%
5.088% Callable Tier Two Notes | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.088%	5.088%